Reporting Entity	12 Months Ended
Mar. 31, 2024
General Information About Financial Statements [Abstract]
Reporting Entity	Reporting Entity
Takeda Pharmaceutical Company Limited (the “Company”) is a public company incorporated in Japan. The Company and its subsidiaries (collectively, “Takeda”) is a global, values-based, R&D-driven biopharmaceutical company with a diverse portfolio, engaged primarily in the research, development, production and global commercialization of pharmaceutical products. Takeda’s principal pharmaceutical products include medicines in the following key business areas: Gastroenterology (“GI”), Rare Diseases, Plasma-Derived Therapies (“PDT”) immunology, Oncology, and neuroscience.